Aberdeen Global High Income Fund
Aberdeen Global High Income Fund

Aberdeen Select International Equity Fund (formerly known as the Artio International Equity Fund)

Aberdeen Select International Equity Fund II (formerly known as the Artio International Equity Fund II)

Aberdeen Total Return Bond Fund (formerly known as the Artio Total Return Bond Fund)

Aberdeen Global High Income Fund (formerly known as the Artio Global High Income Fund)

Aberdeen Global Select Opportunities Fund Inc. (formerly known as the Artio Global Select Opportunities Fund Inc.)

Supplement dated May 22, 2013 to the prospectus dated March 1, 2013

The supplement indicates the changes to the Fund's registration statement following a (i) new investment advisory agreement between the Artio Global Funds and Aberdeen Asset Management Inc. and (ii) a new sub-advisory agreement between Artio International Equity Fund, Artio International Equity Fund II, Artio Select Opportunities Fund Inc., and Aberdeen Asset Managers Limited. In addition, the Fund Boards approved a new distribution agreement with Aberdeen Fund Distributors LLC.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH

THE PROSPECTUS FOR FUTURE REFERENCE.

The Artio Global Funds have been renamed and all references to the former fund names refer to the new fund name, as detailed in the table below. The Fund abbreviations used in this document are also indicated in the table below.

Former Fund Name	New Fund Name	Fund Abbreviation Used
Artio International Equity Fund	Aberdeen Select International Equity Fund	International Equity Fund
Artio International Equity Fund II	Aberdeen Select International Equity Fund II	International Equity Fund II
Artio Total Return Bond Fund	Aberdeen Total Return Bond Fund	Total Return Bond Fund
Artio Global High Income Fund	Aberdeen Global High Income Fund	Global High Income Fund
Artio Select Opportunities Fund Inc.	Aberdeen Global Select Opportunities Fund Inc.	Global Select Opportunities Fund

The Artio Emerging Markets Local Debt Fund was liquidated on April 19, 2013. Any and all references to the Artio Emerging Markets Local Debt Fund are removed.

Aberdeen Asset Management Inc. replaced Artio Global Management LLC as the Investment Adviser for the Funds. All references to Artio Global as the Adviser are replaced with references to Aberdeen Asset Management Inc.

Aberdeen Fund Distributors LLC replaced Quasar Distributors LLC as the principal underwriter for the Fund. All references to Quasar Distributors LLC is replaced with references to Aberdeen Fund Distributors LLC.

Fund Summaries Changes (pages 2-62)

Certain headings in the "Fund Summaries" section have been renamed as indicated below:

Former Heading	New Heading
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Shareholder Fees (Fees Paid Directly From Your Investment)
Expense Example	Example
Principal Investment Strategies	Principal Strategies
Principal Investment Risks	Principal Risks
Fund Management	Investment Adviser
Purchase and Redemption of Fund Shares	Purchase and Sale of Fund Shares
Payments to Brokers and Other Financial Intermediaries	Payments to Brokers-Dealers and Other Financial Intermediaries

Updated performance information for each Fund will be available at each Fund's website, as indicated below:

Fund	Website
International Equity Fund	www.aberdeen-asset.us/SelectInternational
International Equity Fund II	www.aberdeen-asset.us/SelectInternationalII
Total Return Bond Fund	www.aberdeen-asset.us/TotalReturn
Global High Income Fund	www.aberdeen-asset.us/GlobalHighIncome
Global Select Opportunities Fund Inc.	www.aberdeen-asset.us/GlobalSelectOpportunities

The following paragraph is added to the beginning of the Performance section on page 28 for the Total Return Bond Fund and page 38 for the Global High Income Fund:

Effective May 22, 2013, Aberdeen Asset Management Inc. (the “Adviser”) was appointed as the investment adviser to the Fund; however, the portfolio management team from Artio Global Management LLC, the predecessor adviser to the Fund, is employed by the Adviser as of that date and continues to manage the Fund.